401(k) Savings Plan (Details) - Schedule of consolidated statements of operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of consolidated statements of operations [Abstract]
Cost of revenue	$ 344	$ 313
Sales and marketing	626	438
Research and development	518	463
General and administrative	218	183
Total	$ 1,706	$ 1,397